FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Liquidity risk management (Details) - Liquidity risk [member] - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	R$ 117,843,727	R$ 127,361,288
Financial Liabilities, Undiscounted Cash Flows	170,400,861	176,529,601
2026
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	16,194,968	24,896,300
2027
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	19,091,837	16,474,380
Later than two years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	53,481,732	55,542,774
Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	81,632,324	79,616,147
Trade accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,141,386	6,033,285
Financial Liabilities, Undiscounted Cash Flows	5,141,386	6,033,285
Trade accounts payable | 2026
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	5,141,386	6,033,285
Trade accounts payable | Later than two years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows
Loans, financing and debentures
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	94,801,257	101,435,531
Financial Liabilities, Undiscounted Cash Flows	136,586,565	142,028,543
Loans, financing and debentures | 2026
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	5,690,098	13,599,011
Loans, financing and debentures | 2027
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	16,894,643	14,235,170
Loans, financing and debentures | Later than two years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	46,428,491	50,858,667
Loans, financing and debentures | Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	67,573,333	63,335,695
Leases (1)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,929,890	6,972,915
Financial Liabilities, Undiscounted Cash Flows	13,281,230	12,099,294
Leases (1) | 2026
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	2,761,632	1,302,590
Leases (1) | 2027
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	1,235,951	1,176,832
Leases (1) | Later than two years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	3,161,325	3,094,493
Leases (1) | Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	6,122,322	6,525,379
Liabilities for assets acquisitions and subsidiaries
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	94,840	120,490
Financial Liabilities, Undiscounted Cash Flows	115,108	146,082
Liabilities for assets acquisitions and subsidiaries | 2026
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	19,904	23,425
Liabilities for assets acquisitions and subsidiaries | 2027
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	18,993	22,400
Liabilities for assets acquisitions and subsidiaries | Later than two years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	76,211	100,257
Liabilities for assets acquisitions and subsidiaries | Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows
Derivative Liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	9,341,349	10,454,820
Financial Liabilities, Undiscounted Cash Flows	13,741,567	13,878,150
Derivative Liabilities | 2026
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	1,139,273	1,676,180
Derivative Liabilities | 2027
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	849,920	957,540
Derivative Liabilities | Later than two years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	3,815,705	1,489,357
Derivative Liabilities | Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	7,936,669	9,755,073
Dividends and interests on own capital payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,393,121	2,200,917
Financial Liabilities, Undiscounted Cash Flows	1,393,121	2,200,917
Dividends and interests on own capital payable | 2026
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	1,393,121	2,200,917
Other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	141,884	143,330
Financial Liabilities, Undiscounted Cash Flows	141,884	143,330
Other liabilities | 2026
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	49,554	60,892
Other liabilities | 2027
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	R$ 92,330	R$ 82,438